Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

Note 20: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors adopted the 2011 Israeli Share Option Plan. In September 2016, the Company’s Board of Directors approved an amendment to the plan, to include the issuance of restricted shares units (“RSU”) under the plan and renamed it the Israeli Share Award Plan (“2011 Plan”). In August 2021, the Company’s Board of Directors approved a 10-year extension of the 2011 Plan, through August 9, 2031, and adopted a few additional amendments to the 2011 Plan. The 2011 Plan was further amended in October 2022.

Options and RSU’s granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter. As of 2020, options and RSUs granted under the 2011 Plan generally vest in four equal annual installments of 25% each.

In February 2022, the Company’s Board of Directors adopted the U.S. Taxpayer Appendix to the 2011 Plan (the “U.S. Appendix”), which provides for the grant of options and RSU to persons who are subject to U.S. federal income tax. The U.S. Appendix provides for the grant to U.S. employees of options that qualify as incentive stock options (“ISOs”) under the U.S. Internal Revenue Code of 1986, as amended. The U.S. Appendix was approved by our shareholders at the annual general meeting held in December 2022.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:

	For the Year Ended December 31
	2025	2024	2023
	U.S. Dollar in thousands
Cost of revenues	$213	$159	$249
Research and development	102	96	167
Selling and marketing	175	177	238
General and administrative	355	435	660
Total share-based compensation	$845	$867	$1,314
b.	Share options granted:

On February 29, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 27,468 ordinary shares of the Company under the 2011 Plan and the US Appendix which were allocated as follows:

Under the Israeli Share Option Plan:

-	20,800 options to purchase the ordinary shares of the Company, at an exercise price of NIS 23.91 (USD 6.67) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousands.

Under the US Appendix:

-	6,668 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.62 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $18 thousands.

On July 21, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 15,081 ordinary shares of the Company, under the 2011 Plan and the US Appendix which were allocated as follows:

Under the Israeli Share Option Plan:

-	9,049 options to purchase the ordinary shares of the Company, at an exercise price of NIS 22.01 (USD 6.06) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $19 thousands.

Under the US Appendix:

-

6,032 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.07 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $15 thousands.

On October 22, 2025, the Company’s Board of Directors approved the grant of up to 1,570,000 options to purchase ordinary shares of the Company, under the 2011 Plan and the US Appendix which were allocated as follows:

Under the Israeli Share Option Plan:

-	Up to 1,312,000 options to purchase ordinary shares of the Company were granted at an exercise price of NIS 23.75 (USD 7.20) per share. The fair value of these options, calculated on the date of grant using the binomial option valuation model, was estimated at $3,249 thousand. The grant included 400 thousand options awarded to the Chief Executive Officer, which were approved by the Annual General Meeting on December 10, 2025.

Under the US Appendix:

-

Up to 258,000 options to purchase ordinary shares of the Company were granted at an exercise price of USD 7.14 per share. The fair value of these options, as estimated on the grant date, was $653 thousands.

c.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

Under the Israeli Share Option Plan:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS
Outstanding at beginning of year	2,567,488	19.81	3,022,098	19.81	3,022,314	19.91
Granted	1,312,000	23.75	29,849	23.33	321,264	18.60
Exercised	(742,654)	19.86	(189,154)	18.49	(42,175)	19.04
Forfeited	(57,839)	18.32	(295,305)	20.90	(279,305)	19.57

Outstanding at end of year(1)	3,078,995	21.53	2,567,488	19.81	3,022,098	19.81
Exercisable at end of year(2)	1,206,709	20.18	1,518,437	20.25	1,412,709	20.40
The weighted average remaining contractual life for the share options		5.88		3.49		3.93

(1)	The range of exercise prices for share options outstanding as of December 31, 2025, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.

(2)	The weighted average exercise price of the exercisable options at December 31, 2025, 2024 and 2023 translated into U.S. dollars as of the relevant exchange rate on those days is $6.12, $5.55, $5.62, respectively.

Under the US Appendix:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In USD		In NIS		In NIS
Outstanding at beginning of year	250,583	5.61	247,883	5.56	225,500	5.55
Granted	258,000	7.14	12,700	6.36	22,383	5.64
Exercised	(19,050)	-	-	-	-	-
Forfeited	(8,100)	5.65U	(10,000)	5.36	-	-

Outstanding at end of year(1)	481,433	6.44	250,583	5.61	247,883	5.56
Exercisable at end of year	153,361	5.60	113,345	5.56	56,375	5.55
The weighted average remaining contractual life for the share options		6.46		4.06		5.00

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 7.14 Exercise is by net exercise method.
d.	The following table lists the number of RSUs and changes in RSUs grants during the year:

	Number of RSUs
	2025	2024	2023

Outstanding at beginning of year	-	1,875	14,705
Granted	-	-	-
End of restriction period	-	(1,875)	(12,444)
Forfeited	-	-	(386)

Outstanding at end of year	-	-	1,875
The weighted average remaining contractual life for the restricted share units	-	-	0.25

e.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

	2025	2024	2023
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	32-36	29-38	26-38
Risk-free interest rate (%)	3.69-4.03	3.74-4.87	3.76-4.70
Contractual term of up to (years)	10	6.5	6.5
Weighted average share prices (NIS)	23.75	20.82-22.77	16.10-19.46
Expected average forfeiture rate (%)	8.5	8.5	8.5

Under the US Appendix:

	2025	2024	2023
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	38-41	38-43	34-47
Risk-free interest rate (%)	3.44-3.97	3.04-6.11	3.76-5.03
Contractual term of up to (years)	10	6.5	6.5
Weighted average share prices (USD)	7.14	5.88-6.30	4.22-5.55
Expected average forfeiture rate (%)	8.5	8.5	5-8.5